UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number 811-7532
                                   --------


                          Municipal Advantage Fund Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


              1345 Avenue of the Americas, New York, New York 10105
             ------------------------------------------------------
             (Address of principal executive offices)    (Zip code)


   Brian S. Shlissel - 1345 Avenue of the Americas, New York, New York 10105
   -------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 212-739-3369
                                                    ------------

Date of fiscal year end: October 31
                         ----------

Date of reporting period: April 30
                          --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Shareholders


Semi-Annual Report


                                                                         4.30.03

Municipal Advantage Fund Inc.


[MAF
Listed
NYSE
THE NEW YORK STOCK EXCHANGE
LOGO]


CONTENTS

Letter to Shareholders                              1
Schedule of Investments                             4
Statement of Assets and Liabilities                10
Statement of Operations                            11
Statements of Changes in Net Assets                12
Notes to Financial Statements                      13
Financial Highlights                               16
Privacy Policy/Annual Shareholders Meeting         17


                                                                           PIMCO
                                                                        ADVISORS

MUNICIPAL ADVANTAGE FUND INC. LETTER TO SHAREHOLDERS


                                                                   June 10, 2003

Dear Shareholder:

We are pleased to provide you with the semi-annual report of the Municipal Advantage Fund ("the Fund") for the six months ended April 30, 2003.

The Fund performed well during the period, generating a net asset value ("NAV") total return of 5.5%, exceeding the 3.6% return of its benchmark, the Lehman Brothers Municipal Bond Index ("Lehman Index"). The Fund's return represented reinvested monthly income dividends and NAV appreciation. The Fund's market price total return (the price change of the Fund's common shares on the New York Stock Exchange plus reinvested income dividends) was 9.7% during the six-month period. In addition, for the twelve months ended April 30, 2003, the Fund also outperformed the Lehman Index, returning 11.9% and 15.7%, based on NAV and market price, respectively, compared with 8.5% for the Lehman Index.

These results were achieved through favorable securities selection and the use of leverage in a rising bond market. The Fund's objective is to provide holders of its common shares with a high level of income exempt from regular federal income tax, consistent with the preservation of capital. The Fund utilizes leverage to generate additional income for holders of its common shares. Leverage tends to magnify the Fund's total return when bond prices increase and reduce its total return when bond prices fall.

MARKET CONDITIONS AND INVESTMENT ACTIVITIES

The tax-exempt municipal bond market was generally strong throughout the six-month and 12-month periods ended April 30, 2003 as inflation remained low and economic conditions were mixed. Bond prices also benefited from an investor flight to the relative safety of high-quality tax-exempt securities in the wake of three consecutive years of declining stock prices.

In managing the Fund, the portfolio manager invests in those sector, maturity and quality groups of the municipal bond market that he believes offer the best relative value - the highest yield at the lowest price with the least amount of risk.

The current emphasis of the Fund is on high-quality bonds, where the portfolio manager identifies the best relative value. Reflecting this emphasis, 95.0% of the securities held by the Fund at April 30, 2003 were rated single-A or better by either Standard & Poor's, Moody's or both.

In addition, over the past year the portfolio manager has shortened the maturity of the Fund's portfolio as a precautionary measure to reduce its exposure to the possibility of rising interest rates. The average maturity of the portfolio was
14.7 years at April 30, 2003,  compared  with 17.1 years at October 31, 2002 and
19.7 years at April 30, 2002.



                    4.30.03 | Municipal Advantage Fund Inc. Semi-Annual Report 1

MUNICIPAL ADVANTAGE FUND INC. LETTER TO SHAREHOLDERS



MONTHLY COMMON DIVIDEND RATE INCREASED

The Fund continues to meet its objective of providing a high level of income exempt from regular income tax. In January 2003, the Board of Directors raised the monthly dividend from 7 cents per common share to 7.5 cents per common share. The dividend was previously increased from 6.65 cents per common share to 7 cents per common share in January 2002. Dividend payments for the six months ended April 30, 2003 totaled 44 cents per common share, up from 41.3 cents per common share during the semi-annual period ended April 30, 2002.

The Fund's common shares yielded 6.50% at April 30, 2003, based on the $13.85 per share closing market price on that day and the annualized monthly dividend rate of 7.5 cents per common share. For an investor in the top federal tax bracket of 38.6%, this yield is equivalent to 10.59% on a taxable basis.

PREFERRED STOCK COSTS

The Fund obtains its leverage by issuing auction rate preferred stock with a goal of generating additional income for common shareholders. Proceeds from the preferred stock are invested in municipal bonds that currently yield more than the cost of the preferred, with the Fund's common shares realizing the difference.

The Fund's preferred stock costs have declined sharply during the past two years and remain low, reflecting significant reductions in short-term interest rates. Low borrowing costs benefit the Fund's common shareholders. At the most recent auction on June 2, 2003, the Fund sold 28-day auction rate preferred stock at an annual dividend rate of 1.099%.

PORTFOLIO ANALYSIS

The Fund invests substantially all its assets in tax-exempt securities that are rated "investment grade" at the time of purchase by at least one recognized rating agency. The Fund was 99.6% invested in long-term securities at April 30, 2003.

The portfolio is well-diversified by market sector. The Fund's largest sector allocation at April 30, 2003 was to general obligation securities, representing 20.0% of the Fund's investments. Despite widening state and local government budget deficits, well-chosen, high-quality general obligation bonds continue to perform well. Most of the general obligation securities owned by the Fund are triple-A insured bonds. The bond insurance component is relatively inexpensive and offers an added layer of credit protection. The next four largest allocations by sector at April 30, 2003 were: housing, representing 12.8% of net assets; water/sewer, 10.1%; airlines and airports, 9.1%; and education, 9.1%.

The portfolio is also diversified by state. The Fund's five largest positions by state at April 30, 2003 were: Texas, representing 14.6% of investments; Illinois, 9.1%; Massachusetts, 7.3%; Nevada, 6.6%; and Michigan, 5.8%.



2 Municipal Advantage Fund Inc. Semi-Annual Report | 4.30.03

MUNICIPAL ADVANTAGE FUND INC. LETTER TO SHAREHOLDERS



DISCOUNT

The Fund's common shares trade at a discount to NAV, as is true of many closed-end municipal bond funds. The discount was 8.9% at April 30, 2003, unchanged from six months earlier. Common shareholders have an opportunity to capitalize on the discount and acquire an interest in quality securities at a price below NAV by reinvesting their dividends.

We at the Fund, together with PIMCO Advisors Fund Management LLC, the Fund's investment manager, and OpCap Advisors LLC, which provides advisory services to the Fund, are mindful of the trust you have placed in us and remain dedicated to serving your investment needs.

Sincerely,



/s/ Stephen Treadway                          /s/ Brian S. Shlissel

Stephen Treadway                              Brian S. Shlissel
CHAIRMAN                                      PRESIDENT, CHIEF EXECUTIVE OFFICER


The opinions expressed in this letter are those of the authors; no forecasts can be guaranteed.






                    4.30.03 | Municipal Advantage Fund Inc. Semi-Annual Report 3

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

  Principal
   Amount                                                               Credit Rating
    (000)                                                               (Moody's/S&P)     Value*
---------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS--99.6%
---------------------------------------------------------------------------------------------------
               ALABAMA--0.7%
  $1,000       State Docks Dept. Fac. Rev., (MBIA), 6.15%, 10/1/14          Aaa/AAA   $  1,132,300
------------   ---------------------------------------------------------   ---------  -------------
               ARIZONA--1.7%
   2,540       State Univ. Rev., (FGIC), 5.50%, 7/1/17                      Aaa/AAA      2,858,973
------------   ---------------------------------------------------------   ---------  -------------
                California--2.0%
   1,000       Burbank Redev. Agcy., 6.00%, 12/1/13                         A3/A-        1,048,100
------------   ---------------------------------------------------------   ---------  -------------
   1,000       Foothill/Eastern Corridor Agcy., Toll Rd. Rev.,
                  5.75%, 1/15/40                                           Baa3/BBB-     1,019,790
------------   ---------------------------------------------------------   ---------  -------------
   1,000       State Dept. Water Res. Rev., Ser. A, (AMBAC) 5.50%,
                  5/1/16                                                    Aaa/AAA      1,128,370
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         3,196,260
                                                                                      -------------
               COLORADO--3.0%
               Denver City & Cnty. Airpt. Rev., (MBIA),
   1,500          5.60%, 11/15/25, Ser. C +                                 Aaa/AAA      1,577,025
------------   ---------------------------------------------------------   ---------  -------------
   3,000          5.75%, 11/15/17, Ser. B +                                 Aaa/AAA      3,277,740
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         4,854,765
                                                                                      -------------
               DISTRICT OF COLUMBIA--1.4%
   1,100       GO, Ser. A, (MBIA), 5.25%, 6/1/27                            Aaa/AAA      1,133,517
------------   ---------------------------------------------------------   ---------  -------------
   1,000       World Wildlife Fund, Ser. A, (AMBAC), 6.00%, 7/1/18          Aaa/AAA      1,155,170
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         2,288,687
                                                                                      -------------
               FLORIDA--0.7%
   1,000       Jacksonville Port Auth. Airpt. Rev., Ser. A, (FGIC),
                  6.25%, 10/1/24 +                                          Aaa/AAA      1,105,570
------------   ---------------------------------------------------------   ---------  -------------
               GEORGIA--4.2%
   1,000       Atlanta Dev. Auth. Rev., Ser. A, 5.25%, 7/1/12                A3/NR       1,083,920
------------   ---------------------------------------------------------   ---------  -------------
   1,750       Cherokee Cnty. Water & Sewer Auth. Rev., (MBIA),
                  5.50%, 8/1/23                                             Aaa/AAA      1,985,882
------------   ---------------------------------------------------------   ---------  -------------
   2,500       Municipal Elec. Auth., Ser. A, (MBIA), 5.00%, 11/1/06        Aaa/AAA      2,771,825
------------   ---------------------------------------------------------   ---------  -------------
   1,000       Savannah Hosp. Auth. Rev., St. Josephs Hosp. Proj.,
                  6.125%, 7/1/12 (Pre-refunded @ 102, 7/1/03) ++            ++A2/NR      1,028,410
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         6,870,037
                                                                                      -------------
               HAWAII--2.7%
   1,000       State Airpt. Syst. Rev., Ser. A, (FGIC), 5.75%, 7/1/21       Aaa/AAA      1,118,130
------------   ---------------------------------------------------------   ---------  -------------
   3,000       State Dept. of Budget & Finance, Hawaiian Elec. Co.,
                  Ser. B, (AMBAC), 5.75%, 12/1/18 +                         Aaa/AAA      3,303,180
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         4,421,310
                                                                                      -------------
               ILLINOIS--9.1%
   1,145       Chicago O' Hare Intl. Airpt. Rev., 5.50%, 1/1/15             Aaa/AAA      1,284,404
------------   ---------------------------------------------------------   ---------  -------------
   1,000       Chicago Wastewater Transmission Rev., (MBIA),
                  6.00%, 1/1/17 (Pre-refunded @ 101, 1/1/10) ++            ++Aaa/AAA     1,184,270
------------   ---------------------------------------------------------   ---------  -------------
   1,000       Chicago Water Rev., (FGIC), 5.25%, 11/1/17                   Aaa/AAA      1,091,540
------------   ---------------------------------------------------------   ---------  -------------
   1,000       Health Facs. Auth. Rev., Centegra Health Sys.,
                  5.25%, 9/1/24                                             NR/A-          972,420
------------   ---------------------------------------------------------   ---------  -------------



4 Municipal Advantage Fund Inc. Semi-Annual Report | 4.30.03 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

  Principal
   Amount                                                               Credit Rating
    (000)                                                               (Moody's/S&P)     Value*
---------------------------------------------------------------------------------------------------
               ILLINOIS--(CONTINUED)
  $1,000       Madison & St. Clair Cmnty. School Dist., GO,
                  (FGIC), 5.50%, 2/1/16                                     Aaa/AAA   $  1,108,920
------------   ---------------------------------------------------------   ---------  -------------
   1,100       McHenry & Lake Cntys., Cmnty. High School Dist., GO,
                  (FGIC), 5.125%, 1/1/19                                    Aaa/NR       1,165,395
------------   ---------------------------------------------------------   ---------  -------------
   2,500       Metropolitan Pier & Exposition Auth., Ser. A,
                  (AMBAC), 5.25%, 6/15/27                                   Aaa/AAA      2,619,250
------------   ---------------------------------------------------------   ---------  -------------
   1,005       Regional Transmission Auth., Ser. B, (FGIC),
                  5.50%, 6/1/16                                             Aaa/AAA      1,167,428
------------   ---------------------------------------------------------   ---------  -------------
   2,300       State GO, 5.50%, 4/1/16                                      Aaa/AAA      2,584,119
------------   ---------------------------------------------------------   ---------  -------------
   1,500       State Sales Tax Rev., 5.375%, 6/15/16                        Aa2/AAA      1,656,030
------------   ---------------------------------------------------------   ---------  -------------
                                                                                        14,833,776
                                                                                      -------------
               INDIANA--2.5%
   1,000       Indianapolis Local Pub. Impt., Ser. A, 5.00%, 2/1/17         Aaa/AAA      1,065,610
------------   ---------------------------------------------------------   ---------  -------------
   1,040       Indianapolis Marion Cnty. Pub., GO, 5.00%, 7/1/20             Aa2/NR      1,086,446
------------   ---------------------------------------------------------   ---------  -------------
   1,795       Merrillville School Bldg. Corp., (MBIA), 5.00%, 1/5/21       Aaa/AAA      1,865,831
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         4,017,887
                                                                                      -------------
               KENTUCKY--2.0%
   1,000       Louisville & Jefferson Cnty. Metropolitan Sewer &
                  Drain Syst., Ser. A, (AMBAC), 6.50%, 5/15/24
                  (Pre-refunded @ 102, 11/15/04) ++                         Aaa/AAA      1,100,340
------------   ---------------------------------------------------------   ---------  -------------
   2,125       Louisville & Jefferson Cnty. Reg. Airpt. Auth. Syst. Rev.,
                  Ser. A, (FSA), 5.375%, 7/1/23 +                           Aaa/AAA      2,222,644
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         3,322,984
                                                                                      -------------
               LOUISIANA--1.0%
   1,500       New Orleans GO, (AMBAC), 6.125%, 10/1/16                     Aaa/AAA      1,663,845
------------   ---------------------------------------------------------   ---------  -------------
               MASSACHUSETTS--7.3%
   1,500       State GO, 5.50%, 11/1/20                                     Aa2/AA-      1,642,875
------------   ---------------------------------------------------------   ---------  -------------
     540       State College Bldg. Auth. Proj. Rev., Ser. A, (MBIA),
                  5.625%, 5/1/16                                            Aaa/NR         630,083
------------   ---------------------------------------------------------   ---------  -------------
    1,000      State Health & Educ. Fac. Auth. Rev.,
                  5.125%, 7/1/19, Ser. B                                    Aa3/AA-      1,034,660
------------   ---------------------------------------------------------   ---------  -------------
   2,250          6.25%, 12/1/22, Ser. G-1                                   A2/A        2,380,005
------------   ---------------------------------------------------------   ---------  -------------
   5,000       State Higher Educ. Dev. Fin. Agy. Rev., Smith College,
                  5.75%, 7/1/29                                              Aa1/A       5,899,950
------------   ---------------------------------------------------------   ---------  -------------
     300       State Water Poll. Abatement Trust, Ser. A,
                  6.375%, 2/1/15 (Pre-refunded @ 102, 2/1/04).              Aaa/AA+        317,823
------------   ---------------------------------------------------------   ---------  -------------
      90          6.375%, 2/1/15.                                           Aaa/AA+         95,007
------------   ---------------------------------------------------------   ---------  -------------
                                                                                        12,000,403
                                                                                      -------------
               MICHIGAN--5.8%
   1,065       Bloomingdale Pub. School Dist., No. 16, GO,
                  5.50%, 5/1/19                                             Aaa/AAA      1,170,328
------------   ---------------------------------------------------------   ---------  -------------
   1,400       Garden City School Dist., GO., 5.50%, 5/1/17                 Aaa/AAA      1,549,674
------------   ---------------------------------------------------------   ---------  -------------
   2,000       Grand Valley Univ. Rev., (FGIC), 5.50%, 2/1/18               NR/AAA       2,255,560
------------   ---------------------------------------------------------   ---------  -------------
   1,075       Lincoln School Dist., GO., 5.50%, 5/1/19                     Aaa/AAA      1,181,317
------------   ---------------------------------------------------------   ---------  -------------



                  | 4.30.03 | Municipal Advantage Fund Inc. Semi-Annual Report 5

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

  Principal
   Amount                                                               Credit Rating
    (000)                                                               (Moody's/S&P)     Value*
---------------------------------------------------------------------------------------------------
               MICHIGAN--(CONTINUED)
  $2,000       State Hospital Fin. Auth. Rev., 8.125%, 10/1/21
                  (Pre-refunded @ 102, 10/1/05) ++                          NR/AAA    $  2,353,540
------------   ---------------------------------------------------------   ---------  -------------
   1,000       State Pollut. Control. Rev., Gen. Motors Corp.,
                  6.20%, 9/1/20                                             A3/BBB       1,037,580
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         9,547,999
                                                                                      -------------
               MINNESOTA--2.7%
               State Housing Fin. Agcy.,
   3,640          6.00%-6.10%, 2/1/14-8/1/22, Ser. E                        Aa1/AA+      3,643,956
------------   ---------------------------------------------------------   ---------  -------------
     730          6.25%, 8/1/22, Ser. B                                     Aa1/AA+        730,752
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         4,374,708
                                                                                      -------------
               NEVADA--6.6%
   2,000       Clark Cnty. GO, Ser. A, (MBIA), 6.00%, 6/1/13,
                  (Pre-refunded @ 101, 6/1/04) ++                           Aaa/AAA      2,124,880
------------   ---------------------------------------------------------   ---------  -------------
   1,100       Clark Cnty. Park & Regl. Justice Ctr., 5.50%, 11/1/17        Aa2/AA       1,233,749
------------   ---------------------------------------------------------   ---------  -------------
   2,000       Clark Cnty. Passenger Fac. Charge Rev., (MBIA),
                  5.75%, 7/1/23                                             Aaa/AAA      2,144,060
------------   ---------------------------------------------------------   ---------  -------------
               Housing Div. Rev.,
   2,155          5.65%, 4/1/22, Ser. A.                                    NR/AA        2,252,320
------------   ---------------------------------------------------------   ---------  -------------
   1,075          5.95%, 4/1/22                                             Aa2/AA       1,158,667
------------   ---------------------------------------------------------   ---------  -------------
   1,125          6.125%, 4/1/22, Ser. B-2, (FHA)                           Aa2/AA       1,190,239
------------   ---------------------------------------------------------   ---------  -------------
     670          6.20%, 4/1/17, Ser. B-1, (AMBAC)                          Aaa/AAA        689,651
------------   ---------------------------------------------------------   ---------  -------------
                                                                                        10,793,566
                                                                                      -------------
               NEW HAMPSHIRE--1.0%
   1,000       Higher Educ. & Health Fac. Auth. Rev., 6.125%, 10/1/13        A3/NR       1,030,020
------------   ---------------------------------------------------------   ---------  -------------
               State Housing Finance Auth.,
     305          6.50%, 7/1/14, Ser. D +                                    Aa2/NR        324,666
------------   ---------------------------------------------------------   ---------  -------------
     220          6.90%, 7/1/19, Ser. C +                                    Aa2/NR        226,123
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         1,580,809
                                                                                      -------------
               NEW JERSEY--2.5%
   1,000       Economic Dev. Auth. Heating & Cooling Rev.,
                  Ser. B, 6.20%, 12/1/07                                    NR/BBB-      1,002,360
------------   ---------------------------------------------------------   ---------  -------------
   2,000       State Transportation Syst., Ser. B, (MBIA),
                  6.00%, 12/15/15                                           Aaa/AAA      2,400,720
------------   ---------------------------------------------------------   ---------  -------------
     750       Tobacco Settlement Fin. Corp., 6.75%, 6/1/39                  A3/A-         663,457
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         4,066,537
                                                                                      -------------
               NEW YORK--4.8%
   1,000       Long Island Pwr. Auth. Elec. Syst. Rev., Ser. A,
                  5.50%, 12/1/29                                            Baa1/A-      1,013,010
------------   ---------------------------------------------------------   ---------  -------------
               Metropolitan Trans. Auth., Ser. A,
   1,000          5.50%, 11/15/14 (AMBAC)                                   Aaa/AAA      1,174,000
------------   ---------------------------------------------------------   ---------  -------------
   1,000          5.75%, 1/1/16                                              A3/AA-      1,171,460
------------   ---------------------------------------------------------   ---------  -------------
   1,000       State GO, 6.00%, 8/1/14, Ser. H,                              A2/A        1,112,520
------------   ---------------------------------------------------------   ---------  -------------



6 Municipal Advantage Fund Inc. Semi-Annual Report | 4.30.03 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

  Principal
   Amount                                                               Credit Rating
    (000)                                                               (Moody's/S&P)     Value*
---------------------------------------------------------------------------------------------------
               NEW YORK--(CONTINUED)
$     15       State Medical Care Fac. Fin. Agcy. Rev.,
                  6.50%, 8/15/24                                            A3/AA-    $     16,135
------------   ---------------------------------------------------------   ---------  -------------
   1,000       State Mtg. Agcy. Rev., 5.80%, 10/1/12                        Aa1/NR       1,089,890
------------   ---------------------------------------------------------   ---------  -------------
   1,080       State Urban Dev. Corp. Rev., Correctional Cap. Fac.,
                  Ser. 6, 5.375%, 1/1/25                                    A3/AA-       1,208,315
------------   ---------------------------------------------------------   ---------  -------------
   1,000       State Urban Dev. Corp. Rev., Personal Income Tax,
                  Ser. C-1, (FGIC), 5.50%, 3/15/18                          Aaa/AAA      1,123,940
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         7,909,270
                                                                                      -------------
               NORTH DAKOTA--1.3%
               State Housing Fin. Agcy. Rev.,
   1,213          5.50%, 7/1/18, Ser. C +                                   Aa2/NR       1,260,174
------------   ---------------------------------------------------------   ---------  -------------
     735          5.85%, 7/1/10, Ser. A +                                   Aa2/NR         799,261
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         2,059,435
                                                                                      -------------
               OHIO--2.1%
   1,155       Akron Sewer Syst. Rev., (MBIA), 5.25%, 12/1/18               Aaa/NR       1,267,047
------------   ---------------------------------------------------------   ---------  -------------
   1,000       Hamilton Cnty. Sewer Syst. Rev., Ser. A, (MBIA),
                  5.75%, 12/1/25                                            Aaa/AAA      1,119,700
------------   ---------------------------------------------------------   ---------  -------------
     885       Summit Cnty., GO, (FGIC), 6.25%, 12/1/15                     Aaa/AAA      1,078,815
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         3,465,562
                                                                                      -------------
               PENNSYLVANIA--3.0%
   2,000       Allegheny Cnty. Hosp. Dev. Auth., Ser. B, (MBIA),
                  6.00%, 7/1/23                                            Baa2/BBB      2,374,100
------------   ---------------------------------------------------------   ---------  -------------
   1,500       Philadelphia Water and Wastewater Rev., (MBIA),
                  5.25%, 6/15/23                                            Aaa/AAA      1,537,665
------------   ---------------------------------------------------------   ---------  -------------
     845       South Wayne Cnty. Water and Sewer, (AMBAC),
                  5.95%, 10/15/13                                           Aaa/AAA        982,017
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         4,893,782
                                                                                      -------------
               SOUTH CAROLINA--2.4%
   1,250       Charleston Cnty., GO, 6.125%, 9/1/13                         Aa1/AA+      1,485,762
------------   ---------------------------------------------------------   ---------  -------------
   1,000       Public Service Auth. Rev., Ser. A, (MBIA), 5.75%, 1/1/15     Aaa/AAA      1,146,750
------------   ---------------------------------------------------------   ---------  -------------
   1,450       York Cnty. Ind. Rev., 5.70%, 1/1/24 +                       Baa2/BBB      1,358,809
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         3,991,321
                                                                                      -------------
               SOUTH DAKOTA--0.7%
     960       Heartland Consumer Pwr. Dist. Rev., 7.00%, 1/1/16            Aaa/AAA      1,167,514
------------   ---------------------------------------------------------   ---------  -------------
               TENNESSEE--3.1%
   1,540       Housing Dev. Agcy., 6.375%, 7/1/22 +                         Aa2/AA       1,593,484
------------   ---------------------------------------------------------   ---------  -------------
   2,370       Housing Dev. Agcy., Mtg. Fin., Ser. C. 6.55%, 7/1/26 +        A1/AA       2,396,354
------------   ---------------------------------------------------------   ---------  -------------
     960       Memphis-Shelby Cnty. Airpt. Auth. Rev., Ser. D,
                  (AMBAC), 6.25% 3/1/15 +                                   Aaa/AAA      1,095,955
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         5,085,793
                                                                                      -------------
               TEXAS--14.6%
   1,000       Alliance Airpt. Auth. Rev., Fed. Express Corp., (FGIC),
                  6.375%, 4/1/21                                            Aaa/AAA      1,044,870
------------   ---------------------------------------------------------   ---------  -------------



                  | 4.30.03 | Municipal Advantage Fund Inc. Semi-Annual Report 7

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

  Principal
   Amount                                                               Credit Rating
    (000)                                                               (Moody's/S&P)     Value*
---------------------------------------------------------------------------------------------------
               TEXAS--(CONTINUED)
  $1,195       Arlington GO, 5.00%, 8/15/16                                 Aa2/AA    $  1,277,694
------------   ---------------------------------------------------------   ---------  -------------
   1,000       Corpus Christi Refin. & Impt., GO., (FSA), 5.00%, 3/1/21     Aaa/AAA      1,038,000
------------   ---------------------------------------------------------   ---------  -------------
   2,000       Cypress-Fairbanks Indpt. School Dist., 5.50%, 2/15/17        Aaa/AAA      2,223,320
------------   ---------------------------------------------------------   ---------  -------------
   1,000       Denton Cnty. GO, (AMBAC), 5.00%, 7/15/16                     Aaa/AAA      1,068,880
------------   ---------------------------------------------------------   ---------  -------------
   3,400       Fort Bend Indpt. School Dist., GO., 5.25%, 8/15/18            NR/AAA      3,675,570
------------   ---------------------------------------------------------   ---------  -------------
   1,250       Houston Indpt. School Dist., GO, 4.75%, 2/15/22              Aaa/AAA      1,259,987
------------   ---------------------------------------------------------   ---------  -------------
   1,000       Houston Univ. Rev., (MBIA), 5.25%, 2/15/17                   Aaa/AAA      1,086,040
------------   ---------------------------------------------------------   ---------  -------------
               Houston Water Conveyance Syst., CP, (AMBAC),
   1,000          6.25%, 12/15/14, Ser. J                                   Aaa/AAA      1,208,530
------------   ---------------------------------------------------------   ---------  -------------
   1,400          7.50%, 12/15/15, Ser. H                                   Aaa/AAA      1,865,374
------------   ---------------------------------------------------------   ---------  -------------
   1,500       Port Houston Auth., Harris Cnty., GO, 5.75%, 10/1/17         Aa1/AA+      1,569,870
------------   ---------------------------------------------------------   ---------  -------------
   1,245       South San Antonio Indpt. School Dist., GO,
                  5.00%, 8/15/21                                            Aaa/AAA      1,297,527
------------   ---------------------------------------------------------   ---------  -------------
     825       State Housing Fin. Assist, Ser. A, GO, 5.15%, 6/1/24         Aa1/AA         874,236
------------   ---------------------------------------------------------   ---------  -------------
     500       State Pub. Fin. Auth. Bldg. Rev., Ser. B, (FSA),
                  5.625%, 8/1/19                                            Aaa/AAA        556,955
------------   ---------------------------------------------------------   ---------  -------------
   2,000       Texas Tech Univ. Rev., (MBIA), 5.50%, 8/15/18                Aaa/AAA      2,211,020
------------   ---------------------------------------------------------   ---------  -------------
               Water Dev. Board Rev.,
   1,000          5.75%, 7/15/14, Ser. B                                    Aaa/AAA      1,140,490
------------   ---------------------------------------------------------   ---------  -------------
     400          5.75%, 7/15/17, Ser. A                                    Aaa/AAA        456,116
------------   ---------------------------------------------------------   ---------  -------------
                                                                                        23,854,479
                                                                                      -------------
               UTAH--0.7%
               State Housing Fin. Agcy., (FHA),
     190          6.35%, 7/1/11                                             Aaa/NR         194,503
------------   ---------------------------------------------------------   ---------  -------------
     950          6.55%, 1/1/22 - 7/1/26                                    Aaa/AAA        978,759
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         1,173,262
------------   ---------------------------------------------------------   ---------  -------------
               VERMONT--0.4%
     690       Housing Fin. Agcy., 5.70%, 5/1/12, Ser. 9, (MBIA) +          Aaa/AAA        719,456
------------   ---------------------------------------------------------   ---------  -------------
                VIRGINIA--2.0%
   3,000       Commonwealth Trans. Board Rev., U.S. Rte. 58,
                  5.25%, 5/15/16                                            Aa1/AA+      3,304,260
------------   ---------------------------------------------------------   ---------  -------------
                WASHINGTON--4.8%
   1,205       Franklin Cnty. Pub. Util. Rev., (MBIA), 5.625%, 9/1/15       Aaa/AAA      1,359,879
------------   ---------------------------------------------------------   ---------  -------------
   1,500       Port Seattle Rev., Ser. B, (MBIA), 5.625%, 2/1/24            Aaa/AAA      1,578,675
------------   ---------------------------------------------------------   ---------  -------------
   1,000       Seattle Museum Dev. Auth., 6.30%, 7/1/13                     Aa1/AAA      1,054,810
------------   ---------------------------------------------------------   ---------  -------------
   3,000       State GO, Motor Vehicle Dept., Ser. B, 5.625%, 7/1/25        Aa1/AA+      3,291,870
------------   ---------------------------------------------------------   ---------  -------------
     500       State GO, Ser. R-03-A, (MBIA), 5.00%, 1/1/17                 Aaa/AAA        534,030
------------   ---------------------------------------------------------   ---------  -------------
                                                                                         7,819,264
                                                                                      -------------
               WEST VIRGINIA--1.3%
   2,000       Braxton Cnty. Solid Waste. Disp. Rev., Weyerhaeuser Co.,
                  6.125%-6.50%, 4/1/25-4/1/26                               Baa2/BBB     2,043,370
------------   ---------------------------------------------------------   ---------  -------------



8 Municipal Advantage Fund Inc. Semi-Annual Report | 4.30.03 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

  Principal
   Amount                                                               Credit Rating
    (000)                                                               (Moody's/S&P)     Value*
---------------------------------------------------------------------------------------------------
               WISCONSIN--0.8%
  $1,305       State GO, Ser. B, 5.30%, 5/1/23 +                            Aa3/AA-   $  1,321,340
------------   ---------------------------------------------------------   ---------  -------------
               WYOMING--0.7%
   1,000       Student Loan Corp. Rev., Ser. A, 6.20%, 6/1/24                NR/AA       1,071,490
------------   ---------------------------------------------------------   ---------  -------------

               Total Municipal Bonds (cost -$153,157,661)                              162,810,014
                                                                                      -------------

---------------------------------------------------------------------------------------------------
SHORT-TERM VARIABLE RATE DEMAND NOTES**--0.4%
---------------------------------------------------------------------------------------------------
               CALIFORNIA--0.4%
     200       Burney Forest Pollution Ctl. Fin. Auth. Res. Rev.,
                  1.30%, 5/1/03                                             Aa3/NR         200,000
------------   ---------------------------------------------------------   ---------  -------------
     400       Statewide Community Dev. Auth., CP, (MBIA),
                  1.26%, 5/1/03                                             Aaa/AAA        400,000
------------   ---------------------------------------------------------   ---------  -------------

               Total Short-Term Variable Rate Demand Notes (cost-$600,000)                 600,000
                                                                                      -------------

TOTAL INVESTMENTS (cost-$153,757,661+++)--100.0%                                      $163,410,014
                                                                                      -------------

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS:

* Long-term debt securities are valued by an independent pricing service authorized by the Board of Directors.

** Variable Rate Demand Notes. Interest rates change on a specific date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.

+    Subject to Alternative Minimum Tax

++ Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

+++ The cost basis of portfolio securites for federal income tax purposes is $153,757,661. Aggregate gross unrealized appreciation for securities in which there is an excess value over tax cost is $9,775,133; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $122,780; net unrealized appreciation for federal income tax purpose is $9,652,353.

--------------------------------------------------------------------------------
Glossary:

AMBAC--insured by American Municipal Bond Assurance Corp.
CP--Certificates of Participation
FGIC--insured by insured Financial Guaranty Insurance Co.
FHA--insured by Federal Housing Administration
FSA--insured by Financial Security Assurance, Inc.
GO--General Obligation Bonds
MBIA--insured by Municipal Bond Investors Assurance
NR--Not Rated



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                  | 4.30.03 | Municipal Advantage Fund Inc. Semi-Annual Report 9

MUNICIPAL ADVANTAGE FUND INC. STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (unaudited)


ASSETS:
Investments, at value (cost-$153,757,661)                          $163,410,014
----------------------------------------------------------------   ------------
Cash                                                                     22,279
----------------------------------------------------------------   ------------
Interest receivable                                                   2,631,874
----------------------------------------------------------------   ------------
Receivable for investments called                                        56,037
----------------------------------------------------------------   ------------
Prepaid expenses                                                         37,869
----------------------------------------------------------------   ------------
Total Assets                                                        166,158,073
----------------------------------------------------------------   ------------

LIABILITIES:
Dividends payable to common and preferred shareholders                  582,936
----------------------------------------------------------------   ------------
Investment management fee payable                                        80,916
----------------------------------------------------------------   ------------
Accrued expenses                                                         88,070
----------------------------------------------------------------   ------------
Total Liabilities                                                       751,922
----------------------------------------------------------------   ------------
PREFERRED STOCK ($0.001 PAR VALUE AND $50,000 NET ASSET AND
LIQUIDATION VALUE PER SHARE APPLICABLE TO 1,100 SHARES ISSUED
AND OUTSTANDING)                                                     55,000,000
----------------------------------------------------------------   ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                       $110,406,151
----------------------------------------------------------------   ------------

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock, par value $0.001 per share, applicable to
7,257,093 shares issued and outstanding                            $      7,257
----------------------------------------------------------------   ------------
Paid-in-capital in excess of par                                    100,618,353
----------------------------------------------------------------   ------------
Undistributed net investment income                                     482,370
----------------------------------------------------------------   ------------
Accumulated net realized loss                                          (354,182)
----------------------------------------------------------------   ------------
Net unrealized appreciation of investments                            9,652,353
----------------------------------------------------------------   ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                       $110,406,151
----------------------------------------------------------------   ------------
NET ASSET VALUE PER COMMON SHARE                                         $15.21
----------------------------------------------------------------   ------------




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


10 Municipal Advantage Fund Inc. Semi-Annual Report | 4.30.03 |

MUNICIPAL ADVANTAGE FUND INC. STATEMENT OF OPERATIONS
Six months ended April 30, 2003 (unaudited)


INVESTMENT INCOME:
Interest                                                             $4,148,791
----------------------------------------------------------------   ------------

EXPENSES:
Investment management fees                                              486,074
----------------------------------------------------------------   ------------
Auction agent fees and commissions                                       73,532
----------------------------------------------------------------   ------------
Audit and tax service fees                                               45,049
----------------------------------------------------------------   ------------
Legal fees                                                               32,870
----------------------------------------------------------------   ------------
Custodian fees                                                           29,040
----------------------------------------------------------------   ------------
Reports to shareholders                                                  22,605
----------------------------------------------------------------   ------------
Transfer agent fees                                                      20,364
----------------------------------------------------------------   ------------
New York Stock Exchange listing fee                                      18,322
----------------------------------------------------------------   ------------
Directors' fees                                                           9,124
----------------------------------------------------------------   ------------
Insurance expense                                                         2,843
----------------------------------------------------------------   ------------
Miscellaneous                                                             8,417
----------------------------------------------------------------   ------------
Total expenses                                                          748,240
----------------------------------------------------------------   ------------
Less: expense offset                                                       (690)
----------------------------------------------------------------   ------------
   Net expenses                                                         747,550
----------------------------------------------------------------   ------------

NET INVESTMENT INCOME                                                 3,401,241
----------------------------------------------------------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments                                                             454,017
----------------------------------------------------------------   ------------
Futures contracts                                                       (46,815)
----------------------------------------------------------------   ------------
Net change in unrealized appreciation/depreciation of
investments and futures contracts                                     2,439,962
----------------------------------------------------------------   ------------
Net realized and unrealized gain on investments and futures
contracts                                                             2,847,164
----------------------------------------------------------------   ------------
Net Increase in Net Assets Resulting from Investment Operations       6,248,405
----------------------------------------------------------------   ------------
Dividends on Preferred Stock from Net Investment Income               (322,255)
----------------------------------------------------------------   ------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
RESULTING FROM INVESTMENT OPERATIONS                                 $5,926,150
----------------------------------------------------------------   ------------





                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                 | 4.30.03 | Municipal Advantage Fund Inc. Semi-Annual Report 11

MUNICIPAL ADVANTAGE FUND INC.   STATEMENT OF CHANGES IN NET ASSETS
                                APPLICABLE TO COMMON SHAREHOLDERS


                                                                               Six months
                                                                                  ended        Year ended
                                                                             April 30, 2003    October 31,
                                                                               (unaudited)        2002
                                                                             --------------   -------------
INVESTMENT OPERATIONS:
Net investment income                                                         $  3,401,241    $  7,227,439
---------------------------------------------------------------------------  -------------    -------------
Net realized gain on investments and futures contracts                             407,202          85,434
---------------------------------------------------------------------------  -------------    -------------
Net change in unrealized appreciation/depreciation
  of investments and futures contracts                                           2,439,962        (270,395)
---------------------------------------------------------------------------  -------------    -------------
Net increase in net assets resulting from investment operations                  6,248,405       7,042,478
---------------------------------------------------------------------------  -------------    -------------
DIVIDENDS ON PREFERRED STOCK FROM NET INVESTMENT INCOME                           (322,255)       (832,810)
---------------------------------------------------------------------------  -------------    -------------
Net increase in net assets applicable to common shareholders resulting
  from investment operations.                                                    5,926,150       6,209,668
---------------------------------------------------------------------------  -------------    -------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME                     (3,193,121)     (6,070,558)
---------------------------------------------------------------------------  -------------    -------------
Total increase in net assets applicable to common shareholders                   2,733,029         139,110
---------------------------------------------------------------------------  -------------    -------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                            107,673,122     107,534,012
---------------------------------------------------------------------------  -------------    -------------
End of period (including undistributed net investment income of $482,370,
  and $596,505, respectively)                                                 $110,406,151    $107,673,122
---------------------------------------------------------------------------  -------------    -------------






                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


12 Municipal Advantage Fund Inc. Semi-Annual Report | 4.30.03 |

MUNICIPAL ADVANTAGE FUND, INC.  NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Municipal Advantage Fund Inc. (the "Fund") was incorporated in the state of Maryland on February 23, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide claims that may be made against the Fund that have not occurred. However, the Fund expects the risk of loss to be remote.

The following is a summary of significant  accounting  policies  followed by the
Fund:

(A) VALUATION OF INVESTMENTS

Debt securities are valued each week by an independent pricing service approved by the Board of Directors. Futures contracts are valued at the last sale price on the market where the futures contracts are principally traded. Any security or other asset for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Board of Directors. The Fund invests substantially all of its assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia and their political subdivisions. An issuers' ability to meet its obligations may be affected by economic and political developments in a specific state or region.

(B) FEDERAL INCOME TAXES

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its taxable ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

(C) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts and premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(D) DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The Fund invests in futures contracts solely for the purpose of hedging its existing portfolio securities or securities the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. The use of futures involves the risk of imperfect correlation in the movements in the price of futures contracts, interest


                   4.30.03 | Municipal Advantage Fund Inc. Semi-Annual Report 13

MUNICIPAL ADVANTAGE FUND, INC.  NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

rates and the underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts. The Fund did not have any futures contracts outstanding at April 30, 2003.

(F) EXPENSE OFFSET

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND INVESTMENT ADVISER

The Fund has an Investment Management Agreement with PIMCO Advisors Fund Management LLC, formerly PIMCO Advisors L.P., (the "Investment Manager"). The Investment Manager, among other things, supervises the Fund's Investment Program, including advising and consulting with OpCap Advisors LLC (the "Investment Adviser") regarding the Fund's overall investment strategy. The Investment Manager and Investment Adviser are indirect-wholly-owned subsidiaries of Allianz Dresdner Asset Management of America L.P. ("ADAM"). ADAM is an indirect-majority-owned subsidiary of Allianz AG. The Investment Manager, for its services, receives a monthly fee at an annual rate of 0.60% of the Fund's average weekly net assets, inclusive of any net assets attributable to any preferred stock that may be outstanding. The Investment Adviser receives from the Investment Manager (not the Fund) a monthly fee at an annual rate of 0.36% of the Fund's average weekly net assets, inclusive of any net assets attributable to any preferred stock that may be outstanding. The Investment Manager informed the Fund that it paid the Investment Adviser $291,645 for the six months ended April 30, 2003.

3. INVESTMENTS IN SECURITIES

For the six months ended April 30, 2003, aggregate purchases and sales of investments, other than short-term securities, were $19,690,699 and $19,941,475, respectively.

4. CAPITAL

There are 100 million shares of $0.001 par value common stock authorized. The Fund's charter provides that the Board of Directors may classify or reclassify any unissued shares of capital stock into one or more additional classes or series, with rights determined by the Board of Directors. The Fund's Board of Directors has authorized the reclassification of 1,100 shares of common stock to Auction Rate Preferred Stock ("Preferred Stock").

For the six months ended April 30, 2003 and for the year ended October 31, 2002, there were no transactions in shares of common stock.








14 Municipal Advantage Fund Inc. Semi-Annual Report | 4.30.03

MUNICIPAL ADVANTAGE FUND, INC.  NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)


5. AUCTION RATE PREFERRED STOCK

The Fund has issued 1,100 shares of Preferred Stock with a net asset and liquidation value of $50,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. The annualized dividend rate ranged from 0.99% to 1.35% during the six months ended April 30, 2003 and was 1.10% at April 30, 2003. Distributions of net realized gains, if any, are paid annually.

The Fund is subject to certain limitations and restrictions while Preferred Stock is outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Stock at its liquidation value.

The Preferred Stock, which is entitled to one vote per share, generally votes with the common stock but votes separately as a class to elect two Directors and on any matters affecting the rights of the Preferred Stock.

6. SUBSEQUENT COMMON & PREFERRED DIVIDENDS

On May 1, 2003, a dividend of $0.075 per share was declared to common shareholders payable June 2, 2003 to shareholders of record on May 16, 2003.

On June 2, 2003, a dividend of $0.075 per share was declared to common shareholders payable July 1, 2003 to shareholders of record on June 13, 2003.

On May 5, 2003, the annualized dividend rate on the Fund's Auction Rate Preferred stock was set at 1.18%.





                   4.30.03 | Municipal Advantage Fund Inc. Semi-Annual Report 15

MUNICIPAL ADVANTAGE FUND INC.  FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                    Six months
                                       ended
                                   April 30, 2003            Year ended October 31,
                                    (unaudited)    2002       2001      2000       1999       1998
                                    ------------ --------   --------  --------   --------   --------
Net asset value,
beginning of period                    $14.84     $14.82     $13.75    $13.18     $15.23     $14.64
---------------------------------   -----------  --------   --------  --------   --------   --------
INVESTMENT OPERATIONS:
Net investment income                    0.47       0.99       1.03      1.05       1.05       1.07
---------------------------------   -----------  --------   --------  --------   --------   --------
Net realized and unrealized
gain (loss) on investments and
futures contracts                        0.39      (0.03)      1.04      0.60      (2.04)      0.60
---------------------------------   -----------  --------   --------  --------   --------   --------
Total from investment
operations                               0.86       0.96       2.07      1.65      (0.99)      1.67
---------------------------------   -----------  --------   --------  --------   --------   --------
DIVIDENDS ON PREFERRED
STOCK FROM NET
INVESTMENT INCOME                       (0.05)     (0.11)     (0.26)    (0.32)     (0.26)     (0.28)
---------------------------------   -----------  --------   --------  --------   --------   --------
Net increase (decrease) in
net assets applicable to
common shareholders resulting
from investment operations               0.81       0.85       1.81      1.33      (1.25)      1.39
---------------------------------   -----------  --------   --------  --------   --------   --------
DIVIDENDS TO COMMON
SHAREHOLDERS FROM NET
INVESTMENT INCOME                       (0.44)     (0.83)     (0.74)    (0.76)     (0.80)     (0.80)
---------------------------------   -----------  --------   --------  --------   --------   --------
Net asset value, end of period         $15.21     $14.84     $14.82    $13.75     $13.18     $15.23
---------------------------------   -----------  --------   --------  --------   --------   --------
Market price, end of period            $13.85     $13.04     $13.05   $11.375     $11.75     $14.25
---------------------------------   -----------  --------   --------  --------   --------   --------
Total Investment Return (1)               9.7%       6.4%      20.4%      3.4%     (11.6)%     13.6%
---------------------------------   -----------  --------   --------  --------   --------   --------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to
common shareholders,
end of year (000's)                  $110,406   $107,673   $107,534   $99,778    $95,663   $110,555
---------------------------------   -----------  --------   --------  --------   --------   --------
Ratio of expenses to
average net assets (2)(3)                1.39%(4)   1.38%      1.34%     1.44%      1.36%      1.31%
---------------------------------   -----------  --------   --------  --------   --------   --------
Ratio of net investment income
to average net assets (2)                6.33%(4)   6.83%      7.17%     7.89%      7.22%      7.13%
---------------------------------   -----------  --------   --------  --------   --------   --------
Asset coverage per share
of preferred stock                   $150,299   $147,846   $147,707  $140,473   $136,768   $150,252
---------------------------------   -----------  --------   --------  --------   --------   --------
Portfolio turnover                         12%        37%        25%       27%        22%        44%
---------------------------------   -----------  --------   --------  --------   --------   --------

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by earning credits from custodian bank. (See note 1f in Notes to Financial Statements)

(4) Annualized.



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


16 Municipal Advantage Fund Inc. Semi-Annual Report | 4.30.03 |

                          MUNICIPAL ADVANTAGE FUND INC.
                                 PRIVACY POLICY


We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

--------------------------------------------------------------------------------

                               ANNUAL SHAREHOLDERS
                                     MEETING


The Fund held its annual meeting of shareholders on February 11, 2003. Common shareholders voted to elect Raymond D. Horton as a Class III director to serve until 2006.

The resulting vote count was:

                                                                 WITHOLD
                                    AFFIRMATIVE      AGAINST    AUTHORITY
                                     ---------      ---------   ---------
Election of Raymond D. Horton        6,218,878         --        53,549

Robert E. Connor*, Wendy W. Luers, and Stephen J. Treadway* continue to serve as directors of the Fund.

* Preferred Stock Director




                   4.30.03 | Municipal Advantage Fund Inc. Semi-Annual Report 17

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




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




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


DIRECTORS AND PRINCIPAL OFFICERS

Stephen J. Treadway
  Director, Chairman, Chairman of the Board
Robert E. Connor
  Director
Raymond D. Horton
  Director
Wendy W. Luers
  Director
Brian S. Shlissel
  President & Chief Executive Officer
Matthew Greenwald
  Executive Vice President
Newton B. Schott, Jr.
  Executive Vice President & Secretary
Lawrence G. Altadonna
  Treasurer

INVESTMENT MANAGER

PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

INVESTMENT ADVISER

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

EquiServe Trust Co. N.A.
Post Office Box 8200
Boston, MA 02266

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report, including the financial information herein, is transmitted to the shareholders of Municipal Advantage Fund Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of the Fund without examination by independent accountants, who did not express an opinion herein.

Daily information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-426-5523.

PIMCO
--------
ADVISORS



                                                                  MVFCM-SAR-4/03

ITEM 2. CODE OF ETHICS   Disclosure requirement not currently effective

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Disclosure requirement not currently effective

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Disclosure requirement not currently effective

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Disclosure requirement not currently effective

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Disclosure requirement not currently effective

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)  Disclosure requirement not currently effective

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).